Bridge Loan Payable, Net (Details) - USD ($)						12 Months Ended
	Feb. 18, 2026	Dec. 11, 2025	Oct. 28, 2024	Nov. 17, 2023	May 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Apr. 15, 2026	Mar. 15, 2026	Feb. 15, 2026	Apr. 30, 2025	Nov. 18, 2024
Bridge Loan Payable, Net [Line Items]
Purchase Price	$ 9,000,000			$ 7,000,000
Cash payments						$ 109,091	$ 2,658,182
Common stock shares issued (in Shares)						4,857,476	4,854,009
Issuance of shares (in Shares)					5,000	100,000
Debt issuance costs							$ 282,700
Issuance of debt discount						213,000
Amortization of debt issuance costs						54,186
Unsecured Bridge Note [Member]
Bridge Loan Payable, Net [Line Items]
Maturity date		Apr. 15, 2026
Principal amount		$ 375,000
Discount issued		75,000
Bridge Loan [Member]
Bridge Loan Payable, Net [Line Items]
Principal amount						375,000
Debt issuance costs						18,846
Issuance of debt discount						$ 163,218
Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Trading days						5 years
Common stock shares issued (in Shares)											429,181	42,381
Issuance of shares (in Shares)			206,033				145,153
Allen [Member]
Bridge Loan Payable, Net [Line Items]
Purchase Price		$ 300,000
Common stock shares issued (in Shares)						100,000
Allen [Member] | Forecast [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments								$ 125,000
Allen [Member] | Common Stock [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price						50.00%
Subsequent Event [Member] | Allen [Member]
Bridge Loan Payable, Net [Line Items]
Cash payments									$ 125,000	$ 125,000
Minimum [Member]
Bridge Loan Payable, Net [Line Items]
Conversion price						80.00%